Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	$ 488,567	$ 456,571
Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	213,648	186,946
Third-party asset [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Collateral received and available for sale or repledging	396,998	354,873
Less: Collateral not repledged	(122,079)	(85,248)
Sources of pledged assets and collateral	274,919	269,625
Third-party asset [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	488,567	456,571
Derivatives [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	19,815	14,864
Obligations related to securities lent or sold under repurchase agreements [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	154,772	170,314
Securities borrowing and lending [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	129,721	119,915
Obligations Related To Securities Sold Short [Member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	41,556	34,424
Securitization [Member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	28,278	29,030
Covered bonds [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	36,425	26,924
Clearing systems, payment systems, and depositories [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	11,201	9,261
Foreign governments and central banks [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	934	1,010
Other uses [member] | Uses of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Uses of pledged assets and collateral	65,865	50,829
Cash and due from banks [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral		223
Interest bearing deposits with banks [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	8,916	6,580
Loans [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	95,961	81,468
Securities [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	107,739	98,200
Other assets [member] | Bank assets [member] | Sources of pledged assets and collateral [member]
Disclosure of detailed information about financial instruments [line items]
Sources of pledged assets and collateral	$ 1,032	$ 475